Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series VII
Entity Central Index Key	0000315700
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Advisor Consumer Discretionary Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class A
Trading Symbol	FCNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	0.99%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.99%
Net Assets	$ 539,206,365
Holdings Count | shares	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$539,206,365
Number of Holdings	56
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.8 Specialty Retail 23.1 Hotels, Restaurants & Leisure 17.5 Automobiles 17.5 Textiles, Apparel & Luxury Goods 6.1 Household Durables 4.4 Automobile Components 2.7 Building Products 0.8 Consumer Staples Distribution & Retail 0.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 94.6 Bailiwick Of Jersey 1.9 Canada 1.8 Brazil 0.8 United Kingdom 0.3 Switzerland 0.3 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 Bailiwick Of Jersey - 1.9 Canada - 1.8 Brazil - 0.8 United Kingdom - 0.3 Switzerland - 0.3 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.9 Tesla Inc 16.2 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.1 TJX Cos Inc/The 2.5 Hilton Worldwide Holdings Inc 2.4 McDonald's Corp 2.4 Dick's Sporting Goods Inc 2.2 Booking Holdings Inc 2.0 Tempur Sealy International Inc 2.0 63.3
Fidelity Advisor Industrials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class M
Trading Symbol	FCLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.24%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%
Net Assets	$ 672,479,595
Holdings Count | shares	56
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$672,479,595
Number of Holdings	56
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 24.5 Machinery 22.1 Electrical Equipment 13.6 Ground Transportation 10.6 Building Products 10.3 Trading Companies & Distributors 6.8 Construction & Engineering 3.6 Commercial Services & Supplies 2.9 Professional Services 2.6 Others 2.0 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 6.7 GE Vernova Inc 5.6 Howmet Aerospace Inc 5.4 Parker-Hannifin Corp 4.5 Boeing Co 3.9 Ingersoll Rand Inc 3.8 Trane Technologies PLC 3.6 Union Pacific Corp 3.5 TransDigm Group Inc 3.5 Eaton Corp PLC 3.2 43.7
Fidelity Advisor Health Care Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class I
Trading Symbol	FHCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 4,187,363,357
Holdings Count | shares	116
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,187,363,357
Number of Holdings	116
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 31.1 Biotechnology 25.0 Health Care Providers & Services 21.1 Pharmaceuticals 10.1 Life Sciences Tools & Services 9.6 Health Care Technology 2.8 Financial Services 0.1 Common Stocks 97.8 Preferred Stocks 2.0 Preferred Securities 0.2 Bonds 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 2.0 Preferred Securities - 0.2 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.5 Netherlands 3.4 Belgium 1.9 Denmark 1.4 Canada 0.9 United Kingdom 0.3 China 0.2 Germany 0.2 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 3.4 Belgium - 1.9 Denmark - 1.4 Canada - 0.9 United Kingdom - 0.3 China - 0.2 Germany - 0.2 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 11.6 Boston Scientific Corp 11.4 Eli Lilly & Co 5.0 Penumbra Inc 4.8 Danaher Corp 4.6 Masimo Corp 3.3 Insulet Corp 3.3 Stryker Corp 3.3 Argenx SE ADR 2.6 Thermo Fisher Scientific Inc 2.5 52.4
Fidelity Advisor Biotechnology Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class I
Trading Symbol	FBTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 34	0.71%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.71%
Net Assets	$ 1,535,128,609
Holdings Count | shares	87
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,535,128,609
Number of Holdings	87
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 95.7 Pharmaceuticals 2.5 Health Care Technology 0.3 Financial Services 0.2 Common Stocks 96.7 Preferred Stocks 2.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 2.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 87.4 Netherlands 6.0 Denmark 3.7 Canada 1.9 Belgium 0.7 China 0.2 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.4 Netherlands - 6.0 Denmark - 3.7 Canada - 1.9 Belgium - 0.7 China - 0.2 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AbbVie Inc 23.2 Regeneron Pharmaceuticals Inc 6.9 Amgen Inc 6.5 Alnylam Pharmaceuticals Inc 5.6 Argenx SE ADR 4.9 Vertex Pharmaceuticals Inc 4.1 Ascendis Pharma A/S ADR 3.7 Vaxcyte Inc 2.2 Gilead Sciences Inc 2.0 Viridian Therapeutics Inc 2.0 61.1
Fidelity Advisor Utilities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class I
Trading Symbol	FUGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 1,133,336,068
Holdings Count | shares	31
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,133,336,068
Number of Holdings	31
Portfolio Turnover	82%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 61.6 Multi-Utilities 21.6 Independent Power and Renewable Electricity Producers 7.7 Gas Utilities 1.9 Electrical Equipment 0.8 Semiconductors & Semiconductor Equipment 0.3 Common Stocks 93.9 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 9.5 Duke Energy Corp 8.6 Constellation Energy Corp 6.7 Vistra Corp 5.4 Sempra 5.2 Exelon Corp 4.8 Entergy Corp 4.6 Ameren Corp 4.3 CenterPoint Energy Inc 3.9 Xcel Energy Inc 3.8 56.8
Fidelity Advisor Semiconductors Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class I
Trading Symbol	FELIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 2,973,473,888
Holdings Count | shares	49
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$2,973,473,888
Number of Holdings	49
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 91.2 Technology Hardware, Storage & Peripherals 3.0 Software 0.6 Electronic Equipment, Instruments & Components 0.4 Financial Services 0.1 Metals & Mining 0.0 Common Stocks 94.9 Preferred Stocks 0.4 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.4 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 United States 80.7 Taiwan 8.2 China 4.9 Netherlands 3.1 Israel 2.0 Japan 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.7 Taiwan - 8.2 China - 4.9 Netherlands - 3.1 Israel - 2.0 Japan - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 22.3 Broadcom Inc 12.4 Marvell Technology Inc 7.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 7.4 Monolithic Power Systems Inc 4.9 Lam Research Corp 4.9 NXP Semiconductors NV 4.9 Micron Technology Inc 4.8 GlobalFoundries Inc 4.2 ON Semiconductor Corp 3.4 76.7
Fidelity Advisor Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class A
Trading Symbol	FHEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 197,504,178
Holdings Count | shares	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$197,504,178
Number of Holdings	34
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 34.2 Residential REITs 13.8 Industrial REITs 13.5 Retail REITs 13.4 Real Estate Management & Development 11.0 Health Care REITs 10.4 Office REITs 1.9 Hotel & Resort REITs 1.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equinix Inc 9.3 Prologis Inc 9.1 American Tower Corp 7.1 CBRE Group Inc Class A 7.0 Ventas Inc 6.3 Welltower Inc 4.1 Public Storage Operating Co 4.0 Crown Castle Inc 3.7 Sun Communities Inc 3.5 CubeSmart 3.4 57.5
Fidelity Advisor Energy Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class C
Trading Symbol	FNRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.73%
Net Assets	$ 1,104,516,823
Holdings Count | shares	38
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,104,516,823
Number of Holdings	38
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 83.9 Energy Equipment & Services 14.4 Independent Power and Renewable Electricity Producers 3.3 Machinery 1.2 Common Stocks 102.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 102.8 Short-Term Investments and Net Other Assets (Liabilities) - (2.8)% United States 84.5 Canada 12.0 United Kingdom 3.2 Norway 0.2 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.5 Canada - 12.0 United Kingdom - 3.2 Norway - 0.2 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.1 Cheniere Energy Inc 5.7 Chevron Corp 5.7 Energy Transfer LP 5.6 Cenovus Energy Inc 5.1 Schlumberger NV 4.6 Canadian Natural Resources Ltd 4.5 Marathon Petroleum Corp 4.4 Valero Energy Corp 3.6 Occidental Petroleum Corp 3.3 66.6
Fidelity Advisor Health Care Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class Z
Trading Symbol	FIKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 4,187,363,357
Holdings Count | shares	116
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,187,363,357
Number of Holdings	116
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 31.1 Biotechnology 25.0 Health Care Providers & Services 21.1 Pharmaceuticals 10.1 Life Sciences Tools & Services 9.6 Health Care Technology 2.8 Financial Services 0.1 Common Stocks 97.8 Preferred Stocks 2.0 Preferred Securities 0.2 Bonds 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 2.0 Preferred Securities - 0.2 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.5 Netherlands 3.4 Belgium 1.9 Denmark 1.4 Canada 0.9 United Kingdom 0.3 China 0.2 Germany 0.2 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 3.4 Belgium - 1.9 Denmark - 1.4 Canada - 0.9 United Kingdom - 0.3 China - 0.2 Germany - 0.2 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 11.6 Boston Scientific Corp 11.4 Eli Lilly & Co 5.0 Penumbra Inc 4.8 Danaher Corp 4.6 Masimo Corp 3.3 Insulet Corp 3.3 Stryker Corp 3.3 Argenx SE ADR 2.6 Thermo Fisher Scientific Inc 2.5 52.4
Fidelity Advisor Consumer Discretionary Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class M
Trading Symbol	FACPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.26%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.26%
Net Assets	$ 539,206,365
Holdings Count | shares	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$539,206,365
Number of Holdings	56
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.8 Specialty Retail 23.1 Hotels, Restaurants & Leisure 17.5 Automobiles 17.5 Textiles, Apparel & Luxury Goods 6.1 Household Durables 4.4 Automobile Components 2.7 Building Products 0.8 Consumer Staples Distribution & Retail 0.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 94.6 Bailiwick Of Jersey 1.9 Canada 1.8 Brazil 0.8 United Kingdom 0.3 Switzerland 0.3 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 Bailiwick Of Jersey - 1.9 Canada - 1.8 Brazil - 0.8 United Kingdom - 0.3 Switzerland - 0.3 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.9 Tesla Inc 16.2 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.1 TJX Cos Inc/The 2.5 Hilton Worldwide Holdings Inc 2.4 McDonald's Corp 2.4 Dick's Sporting Goods Inc 2.2 Booking Holdings Inc 2.0 Tempur Sealy International Inc 2.0 63.3
Fidelity Advisor Financials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class Z
Trading Symbol	FIKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 671,241,607
Holdings Count | shares	68
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$671,241,607
Number of Holdings	68
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.0 Capital Markets 21.6 Financial Services 20.4 Insurance 17.6 Consumer Finance 7.0 Professional Services 1.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.4 United Kingdom 3.1 Puerto Rico 1.6 Grand Cayman (UK Overseas Ter) 0.5 Mexico 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 3.1 Puerto Rico - 1.6 Grand Cayman (UK Overseas Ter) - 0.5 Mexico - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 8.5 Wells Fargo & Co 6.5 Bank of America Corp 4.9 Citigroup Inc 4.4 Reinsurance Group of America Inc 3.7 Chubb Ltd 2.5 Morgan Stanley 2.4 Visa Inc Class A 2.2 Apollo Global Management Inc 2.2 Discover Financial Services 2.1 39.4
Fidelity Advisor Technology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class Z
Trading Symbol	FIKHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 7,062,612,586
Holdings Count | shares	91
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,062,612,586
Number of Holdings	91
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 40.1 Software 23.0 Technology Hardware, Storage & Peripherals 18.3 IT Services 6.2 Communications Equipment 3.6 Broadline Retail 1.9 Ground Transportation 1.4 Electronic Equipment, Instruments & Components 1.1 Entertainment 0.9 Others 0.5 Common Stocks 95.4 Preferred Stocks 1.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 1.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 91.1 China 3.4 Canada 2.3 Taiwan 2.1 Netherlands 0.9 India 0.2 Israel 0.0 Korea (South) 0.0 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 China - 3.4 Canada - 2.3 Taiwan - 2.1 Netherlands - 0.9 India - 0.2 Israel - 0.0 Korea (South) - 0.0 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.0 Apple Inc 16.2 Microsoft Corp 9.5 Marvell Technology Inc 4.9 Servicenow Inc 3.8 Cisco Systems Inc 3.6 NXP Semiconductors NV 3.3 ON Semiconductor Corp 2.7 Okta Inc Class A 2.5 Salesforce Inc 2.5 69.0
Fidelity Advisor Health Care Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class A
Trading Symbol	FACDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 4,187,363,357
Holdings Count | shares	116
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,187,363,357
Number of Holdings	116
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 31.1 Biotechnology 25.0 Health Care Providers & Services 21.1 Pharmaceuticals 10.1 Life Sciences Tools & Services 9.6 Health Care Technology 2.8 Financial Services 0.1 Common Stocks 97.8 Preferred Stocks 2.0 Preferred Securities 0.2 Bonds 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 2.0 Preferred Securities - 0.2 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.5 Netherlands 3.4 Belgium 1.9 Denmark 1.4 Canada 0.9 United Kingdom 0.3 China 0.2 Germany 0.2 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 3.4 Belgium - 1.9 Denmark - 1.4 Canada - 0.9 United Kingdom - 0.3 China - 0.2 Germany - 0.2 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 11.6 Boston Scientific Corp 11.4 Eli Lilly & Co 5.0 Penumbra Inc 4.8 Danaher Corp 4.6 Masimo Corp 3.3 Insulet Corp 3.3 Stryker Corp 3.3 Argenx SE ADR 2.6 Thermo Fisher Scientific Inc 2.5 52.4
Fidelity Advisor Financials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class C
Trading Symbol	FAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 97	1.76%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.76%
Net Assets	$ 671,241,607
Holdings Count | shares	68
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$671,241,607
Number of Holdings	68
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.0 Capital Markets 21.6 Financial Services 20.4 Insurance 17.6 Consumer Finance 7.0 Professional Services 1.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.4 United Kingdom 3.1 Puerto Rico 1.6 Grand Cayman (UK Overseas Ter) 0.5 Mexico 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 3.1 Puerto Rico - 1.6 Grand Cayman (UK Overseas Ter) - 0.5 Mexico - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 8.5 Wells Fargo & Co 6.5 Bank of America Corp 4.9 Citigroup Inc 4.4 Reinsurance Group of America Inc 3.7 Chubb Ltd 2.5 Morgan Stanley 2.4 Visa Inc Class A 2.2 Apollo Global Management Inc 2.2 Discover Financial Services 2.1 39.4
Fidelity Advisor Industrials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class I
Trading Symbol	FCLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 672,479,595
Holdings Count | shares	56
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$672,479,595
Number of Holdings	56
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 24.5 Machinery 22.1 Electrical Equipment 13.6 Ground Transportation 10.6 Building Products 10.3 Trading Companies & Distributors 6.8 Construction & Engineering 3.6 Commercial Services & Supplies 2.9 Professional Services 2.6 Others 2.0 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 6.7 GE Vernova Inc 5.6 Howmet Aerospace Inc 5.4 Parker-Hannifin Corp 4.5 Boeing Co 3.9 Ingersoll Rand Inc 3.8 Trane Technologies PLC 3.6 Union Pacific Corp 3.5 TransDigm Group Inc 3.5 Eaton Corp PLC 3.2 43.7
Fidelity Advisor Biotechnology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class C
Trading Symbol	FBTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.70%
Net Assets	$ 1,535,128,609
Holdings Count | shares	87
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,535,128,609
Number of Holdings	87
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 95.7 Pharmaceuticals 2.5 Health Care Technology 0.3 Financial Services 0.2 Common Stocks 96.7 Preferred Stocks 2.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 2.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 87.4 Netherlands 6.0 Denmark 3.7 Canada 1.9 Belgium 0.7 China 0.2 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.4 Netherlands - 6.0 Denmark - 3.7 Canada - 1.9 Belgium - 0.7 China - 0.2 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AbbVie Inc 23.2 Regeneron Pharmaceuticals Inc 6.9 Amgen Inc 6.5 Alnylam Pharmaceuticals Inc 5.6 Argenx SE ADR 4.9 Vertex Pharmaceuticals Inc 4.1 Ascendis Pharma A/S ADR 3.7 Vaxcyte Inc 2.2 Gilead Sciences Inc 2.0 Viridian Therapeutics Inc 2.0 61.1
Fidelity Advisor Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class I
Trading Symbol	FHEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 197,504,178
Holdings Count | shares	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$197,504,178
Number of Holdings	34
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 34.2 Residential REITs 13.8 Industrial REITs 13.5 Retail REITs 13.4 Real Estate Management & Development 11.0 Health Care REITs 10.4 Office REITs 1.9 Hotel & Resort REITs 1.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equinix Inc 9.3 Prologis Inc 9.1 American Tower Corp 7.1 CBRE Group Inc Class A 7.0 Ventas Inc 6.3 Welltower Inc 4.1 Public Storage Operating Co 4.0 Crown Castle Inc 3.7 Sun Communities Inc 3.5 CubeSmart 3.4 57.5
Fidelity Advisor Semiconductors Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class Z
Trading Symbol	FIKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 2,973,473,888
Holdings Count | shares	49
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$2,973,473,888
Number of Holdings	49
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 91.2 Technology Hardware, Storage & Peripherals 3.0 Software 0.6 Electronic Equipment, Instruments & Components 0.4 Financial Services 0.1 Metals & Mining 0.0 Common Stocks 94.9 Preferred Stocks 0.4 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.4 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 United States 80.7 Taiwan 8.2 China 4.9 Netherlands 3.1 Israel 2.0 Japan 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.7 Taiwan - 8.2 China - 4.9 Netherlands - 3.1 Israel - 2.0 Japan - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 22.3 Broadcom Inc 12.4 Marvell Technology Inc 7.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 7.4 Monolithic Power Systems Inc 4.9 Lam Research Corp 4.9 NXP Semiconductors NV 4.9 Micron Technology Inc 4.8 GlobalFoundries Inc 4.2 ON Semiconductor Corp 3.4 76.7
Fidelity Advisor Utilities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class M
Trading Symbol	FAUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Net Assets	$ 1,133,336,068
Holdings Count | shares	31
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,133,336,068
Number of Holdings	31
Portfolio Turnover	82%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 61.6 Multi-Utilities 21.6 Independent Power and Renewable Electricity Producers 7.7 Gas Utilities 1.9 Electrical Equipment 0.8 Semiconductors & Semiconductor Equipment 0.3 Common Stocks 93.9 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 9.5 Duke Energy Corp 8.6 Constellation Energy Corp 6.7 Vistra Corp 5.4 Sempra 5.2 Exelon Corp 4.8 Entergy Corp 4.6 Ameren Corp 4.3 CenterPoint Energy Inc 3.9 Xcel Energy Inc 3.8 56.8
Fidelity Advisor Energy Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class M
Trading Symbol	FAGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.23%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.23%
Net Assets	$ 1,104,516,823
Holdings Count | shares	38
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,104,516,823
Number of Holdings	38
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 83.9 Energy Equipment & Services 14.4 Independent Power and Renewable Electricity Producers 3.3 Machinery 1.2 Common Stocks 102.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 102.8 Short-Term Investments and Net Other Assets (Liabilities) - (2.8)% United States 84.5 Canada 12.0 United Kingdom 3.2 Norway 0.2 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.5 Canada - 12.0 United Kingdom - 3.2 Norway - 0.2 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.1 Cheniere Energy Inc 5.7 Chevron Corp 5.7 Energy Transfer LP 5.6 Cenovus Energy Inc 5.1 Schlumberger NV 4.6 Canadian Natural Resources Ltd 4.5 Marathon Petroleum Corp 4.4 Valero Energy Corp 3.6 Occidental Petroleum Corp 3.3 66.6
Fidelity Advisor Energy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class A
Trading Symbol	FANAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.98%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
Net Assets	$ 1,104,516,823
Holdings Count | shares	38
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,104,516,823
Number of Holdings	38
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 83.9 Energy Equipment & Services 14.4 Independent Power and Renewable Electricity Producers 3.3 Machinery 1.2 Common Stocks 102.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 102.8 Short-Term Investments and Net Other Assets (Liabilities) - (2.8)% United States 84.5 Canada 12.0 United Kingdom 3.2 Norway 0.2 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.5 Canada - 12.0 United Kingdom - 3.2 Norway - 0.2 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.1 Cheniere Energy Inc 5.7 Chevron Corp 5.7 Energy Transfer LP 5.6 Cenovus Energy Inc 5.1 Schlumberger NV 4.6 Canadian Natural Resources Ltd 4.5 Marathon Petroleum Corp 4.4 Valero Energy Corp 3.6 Occidental Petroleum Corp 3.3 66.6
Fidelity Advisor Global Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Real Estate Fund
Class Name	Fidelity Advisor® Global Real Estate Fund Class M
Trading Symbol	FWRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	1.45%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
Net Assets	$ 5,940,414
Holdings Count | shares	77
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,940,414
Number of Holdings	77
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Residential REITs 20.3 Retail REITs 18.6 Specialized REITs 17.5 Industrial REITs 17.5 Real Estate Management & Development 11.8 Health Care REITs 9.5 Diversified REITs 3.6 Office REITs 0.5 Hotel & Resort REITs 0.4 Others 0.4 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 63.4 Japan 8.6 United Kingdom 7.7 Australia 5.7 Canada 2.8 Singapore 2.8 France 2.1 Sweden 1.9 Germany 1.5 Others 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.6 United Kingdom - 7.7 Australia - 5.7 Canada - 2.8 Singapore - 2.8 France - 2.1 Sweden - 1.9 Germany - 1.5 Others - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.1 Equinix Inc 6.7 Welltower Inc 5.1 Ventas Inc 3.2 Public Storage Operating Co 3.2 Kimco Realty Corp 3.2 Digital Realty Trust Inc 3.0 UDR Inc 2.9 Equity Residential 2.7 NNN REIT Inc 2.6 41.7
Fidelity Advisor Utilities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class A
Trading Symbol	FUGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 1,133,336,068
Holdings Count | shares	31
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,133,336,068
Number of Holdings	31
Portfolio Turnover	82%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 61.6 Multi-Utilities 21.6 Independent Power and Renewable Electricity Producers 7.7 Gas Utilities 1.9 Electrical Equipment 0.8 Semiconductors & Semiconductor Equipment 0.3 Common Stocks 93.9 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 9.5 Duke Energy Corp 8.6 Constellation Energy Corp 6.7 Vistra Corp 5.4 Sempra 5.2 Exelon Corp 4.8 Entergy Corp 4.6 Ameren Corp 4.3 CenterPoint Energy Inc 3.9 Xcel Energy Inc 3.8 56.8
Fidelity Advisor Consumer Discretionary Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class I
Trading Symbol	FCNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.73%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.73%
Net Assets	$ 539,206,365
Holdings Count | shares	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$539,206,365
Number of Holdings	56
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.8 Specialty Retail 23.1 Hotels, Restaurants & Leisure 17.5 Automobiles 17.5 Textiles, Apparel & Luxury Goods 6.1 Household Durables 4.4 Automobile Components 2.7 Building Products 0.8 Consumer Staples Distribution & Retail 0.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 94.6 Bailiwick Of Jersey 1.9 Canada 1.8 Brazil 0.8 United Kingdom 0.3 Switzerland 0.3 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 Bailiwick Of Jersey - 1.9 Canada - 1.8 Brazil - 0.8 United Kingdom - 0.3 Switzerland - 0.3 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.9 Tesla Inc 16.2 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.1 TJX Cos Inc/The 2.5 Hilton Worldwide Holdings Inc 2.4 McDonald's Corp 2.4 Dick's Sporting Goods Inc 2.2 Booking Holdings Inc 2.0 Tempur Sealy International Inc 2.0 63.3
Fidelity Advisor Industrials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class Z
Trading Symbol	FIKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 672,479,595
Holdings Count | shares	56
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$672,479,595
Number of Holdings	56
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 24.5 Machinery 22.1 Electrical Equipment 13.6 Ground Transportation 10.6 Building Products 10.3 Trading Companies & Distributors 6.8 Construction & Engineering 3.6 Commercial Services & Supplies 2.9 Professional Services 2.6 Others 2.0 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 6.7 GE Vernova Inc 5.6 Howmet Aerospace Inc 5.4 Parker-Hannifin Corp 4.5 Boeing Co 3.9 Ingersoll Rand Inc 3.8 Trane Technologies PLC 3.6 Union Pacific Corp 3.5 TransDigm Group Inc 3.5 Eaton Corp PLC 3.2 43.7
Fidelity Advisor Biotechnology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class A
Trading Symbol	FBTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.96%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%
Net Assets	$ 1,535,128,609
Holdings Count | shares	87
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,535,128,609
Number of Holdings	87
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 95.7 Pharmaceuticals 2.5 Health Care Technology 0.3 Financial Services 0.2 Common Stocks 96.7 Preferred Stocks 2.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 2.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 87.4 Netherlands 6.0 Denmark 3.7 Canada 1.9 Belgium 0.7 China 0.2 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.4 Netherlands - 6.0 Denmark - 3.7 Canada - 1.9 Belgium - 0.7 China - 0.2 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AbbVie Inc 23.2 Regeneron Pharmaceuticals Inc 6.9 Amgen Inc 6.5 Alnylam Pharmaceuticals Inc 5.6 Argenx SE ADR 4.9 Vertex Pharmaceuticals Inc 4.1 Ascendis Pharma A/S ADR 3.7 Vaxcyte Inc 2.2 Gilead Sciences Inc 2.0 Viridian Therapeutics Inc 2.0 61.1
Fidelity Advisor Consumer Discretionary Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class C
Trading Symbol	FCECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.75%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.75%
Net Assets	$ 539,206,365
Holdings Count | shares	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$539,206,365
Number of Holdings	56
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.8 Specialty Retail 23.1 Hotels, Restaurants & Leisure 17.5 Automobiles 17.5 Textiles, Apparel & Luxury Goods 6.1 Household Durables 4.4 Automobile Components 2.7 Building Products 0.8 Consumer Staples Distribution & Retail 0.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 94.6 Bailiwick Of Jersey 1.9 Canada 1.8 Brazil 0.8 United Kingdom 0.3 Switzerland 0.3 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 Bailiwick Of Jersey - 1.9 Canada - 1.8 Brazil - 0.8 United Kingdom - 0.3 Switzerland - 0.3 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.9 Tesla Inc 16.2 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.1 TJX Cos Inc/The 2.5 Hilton Worldwide Holdings Inc 2.4 McDonald's Corp 2.4 Dick's Sporting Goods Inc 2.2 Booking Holdings Inc 2.0 Tempur Sealy International Inc 2.0 63.3
Fidelity Advisor Financials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class M
Trading Symbol	FAFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 69	1.26%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.26%
Net Assets	$ 671,241,607
Holdings Count | shares	68
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$671,241,607
Number of Holdings	68
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.0 Capital Markets 21.6 Financial Services 20.4 Insurance 17.6 Consumer Finance 7.0 Professional Services 1.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.4 United Kingdom 3.1 Puerto Rico 1.6 Grand Cayman (UK Overseas Ter) 0.5 Mexico 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 3.1 Puerto Rico - 1.6 Grand Cayman (UK Overseas Ter) - 0.5 Mexico - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 8.5 Wells Fargo & Co 6.5 Bank of America Corp 4.9 Citigroup Inc 4.4 Reinsurance Group of America Inc 3.7 Chubb Ltd 2.5 Morgan Stanley 2.4 Visa Inc Class A 2.2 Apollo Global Management Inc 2.2 Discover Financial Services 2.1 39.4
Fidelity Advisor Global Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Real Estate Fund
Class Name	Fidelity Advisor® Global Real Estate Fund Class C
Trading Symbol	FWRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%
Net Assets	$ 5,940,414
Holdings Count | shares	77
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,940,414
Number of Holdings	77
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Residential REITs 20.3 Retail REITs 18.6 Specialized REITs 17.5 Industrial REITs 17.5 Real Estate Management & Development 11.8 Health Care REITs 9.5 Diversified REITs 3.6 Office REITs 0.5 Hotel & Resort REITs 0.4 Others 0.4 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 63.4 Japan 8.6 United Kingdom 7.7 Australia 5.7 Canada 2.8 Singapore 2.8 France 2.1 Sweden 1.9 Germany 1.5 Others 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.6 United Kingdom - 7.7 Australia - 5.7 Canada - 2.8 Singapore - 2.8 France - 2.1 Sweden - 1.9 Germany - 1.5 Others - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.1 Equinix Inc 6.7 Welltower Inc 5.1 Ventas Inc 3.2 Public Storage Operating Co 3.2 Kimco Realty Corp 3.2 Digital Realty Trust Inc 3.0 UDR Inc 2.9 Equity Residential 2.7 NNN REIT Inc 2.6 41.7
Fidelity Advisor Biotechnology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class Z
Trading Symbol	FIJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.58%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
Net Assets	$ 1,535,128,609
Holdings Count | shares	87
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,535,128,609
Number of Holdings	87
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 95.7 Pharmaceuticals 2.5 Health Care Technology 0.3 Financial Services 0.2 Common Stocks 96.7 Preferred Stocks 2.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 2.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 87.4 Netherlands 6.0 Denmark 3.7 Canada 1.9 Belgium 0.7 China 0.2 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.4 Netherlands - 6.0 Denmark - 3.7 Canada - 1.9 Belgium - 0.7 China - 0.2 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AbbVie Inc 23.2 Regeneron Pharmaceuticals Inc 6.9 Amgen Inc 6.5 Alnylam Pharmaceuticals Inc 5.6 Argenx SE ADR 4.9 Vertex Pharmaceuticals Inc 4.1 Ascendis Pharma A/S ADR 3.7 Vaxcyte Inc 2.2 Gilead Sciences Inc 2.0 Viridian Therapeutics Inc 2.0 61.1
Fidelity Advisor Technology Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class I
Trading Symbol	FATIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 7,062,612,586
Holdings Count | shares	91
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,062,612,586
Number of Holdings	91
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 40.1 Software 23.0 Technology Hardware, Storage & Peripherals 18.3 IT Services 6.2 Communications Equipment 3.6 Broadline Retail 1.9 Ground Transportation 1.4 Electronic Equipment, Instruments & Components 1.1 Entertainment 0.9 Others 0.5 Common Stocks 95.4 Preferred Stocks 1.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 1.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 91.1 China 3.4 Canada 2.3 Taiwan 2.1 Netherlands 0.9 India 0.2 Israel 0.0 Korea (South) 0.0 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 China - 3.4 Canada - 2.3 Taiwan - 2.1 Netherlands - 0.9 India - 0.2 Israel - 0.0 Korea (South) - 0.0 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.0 Apple Inc 16.2 Microsoft Corp 9.5 Marvell Technology Inc 4.9 Servicenow Inc 3.8 Cisco Systems Inc 3.6 NXP Semiconductors NV 3.3 ON Semiconductor Corp 2.7 Okta Inc Class A 2.5 Salesforce Inc 2.5 69.0
Fidelity Advisor Health Care Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class C
Trading Symbol	FHCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.67%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.67%
Net Assets	$ 4,187,363,357
Holdings Count | shares	116
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,187,363,357
Number of Holdings	116
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 31.1 Biotechnology 25.0 Health Care Providers & Services 21.1 Pharmaceuticals 10.1 Life Sciences Tools & Services 9.6 Health Care Technology 2.8 Financial Services 0.1 Common Stocks 97.8 Preferred Stocks 2.0 Preferred Securities 0.2 Bonds 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 2.0 Preferred Securities - 0.2 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.5 Netherlands 3.4 Belgium 1.9 Denmark 1.4 Canada 0.9 United Kingdom 0.3 China 0.2 Germany 0.2 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 3.4 Belgium - 1.9 Denmark - 1.4 Canada - 0.9 United Kingdom - 0.3 China - 0.2 Germany - 0.2 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 11.6 Boston Scientific Corp 11.4 Eli Lilly & Co 5.0 Penumbra Inc 4.8 Danaher Corp 4.6 Masimo Corp 3.3 Insulet Corp 3.3 Stryker Corp 3.3 Argenx SE ADR 2.6 Thermo Fisher Scientific Inc 2.5 52.4
Fidelity Advisor Consumer Discretionary Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class Z
Trading Symbol	FIJZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.60%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%
Net Assets	$ 539,206,365
Holdings Count | shares	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$539,206,365
Number of Holdings	56
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.8 Specialty Retail 23.1 Hotels, Restaurants & Leisure 17.5 Automobiles 17.5 Textiles, Apparel & Luxury Goods 6.1 Household Durables 4.4 Automobile Components 2.7 Building Products 0.8 Consumer Staples Distribution & Retail 0.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 94.6 Bailiwick Of Jersey 1.9 Canada 1.8 Brazil 0.8 United Kingdom 0.3 Switzerland 0.3 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 Bailiwick Of Jersey - 1.9 Canada - 1.8 Brazil - 0.8 United Kingdom - 0.3 Switzerland - 0.3 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.9 Tesla Inc 16.2 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.1 TJX Cos Inc/The 2.5 Hilton Worldwide Holdings Inc 2.4 McDonald's Corp 2.4 Dick's Sporting Goods Inc 2.2 Booking Holdings Inc 2.0 Tempur Sealy International Inc 2.0 63.3
Fidelity Advisor Industrials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class C
Trading Symbol	FCLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%
Net Assets	$ 672,479,595
Holdings Count | shares	56
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$672,479,595
Number of Holdings	56
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 24.5 Machinery 22.1 Electrical Equipment 13.6 Ground Transportation 10.6 Building Products 10.3 Trading Companies & Distributors 6.8 Construction & Engineering 3.6 Commercial Services & Supplies 2.9 Professional Services 2.6 Others 2.0 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 6.7 GE Vernova Inc 5.6 Howmet Aerospace Inc 5.4 Parker-Hannifin Corp 4.5 Boeing Co 3.9 Ingersoll Rand Inc 3.8 Trane Technologies PLC 3.6 Union Pacific Corp 3.5 TransDigm Group Inc 3.5 Eaton Corp PLC 3.2 43.7
Fidelity Advisor Semiconductors Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class C
Trading Symbol	FELCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.69%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.69%
Net Assets	$ 2,973,473,888
Holdings Count | shares	49
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$2,973,473,888
Number of Holdings	49
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 91.2 Technology Hardware, Storage & Peripherals 3.0 Software 0.6 Electronic Equipment, Instruments & Components 0.4 Financial Services 0.1 Metals & Mining 0.0 Common Stocks 94.9 Preferred Stocks 0.4 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.4 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 United States 80.7 Taiwan 8.2 China 4.9 Netherlands 3.1 Israel 2.0 Japan 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.7 Taiwan - 8.2 China - 4.9 Netherlands - 3.1 Israel - 2.0 Japan - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 22.3 Broadcom Inc 12.4 Marvell Technology Inc 7.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 7.4 Monolithic Power Systems Inc 4.9 Lam Research Corp 4.9 NXP Semiconductors NV 4.9 Micron Technology Inc 4.8 GlobalFoundries Inc 4.2 ON Semiconductor Corp 3.4 76.7
Fidelity Advisor Semiconductors Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class M
Trading Symbol	FELTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 2,973,473,888
Holdings Count | shares	49
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$2,973,473,888
Number of Holdings	49
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 91.2 Technology Hardware, Storage & Peripherals 3.0 Software 0.6 Electronic Equipment, Instruments & Components 0.4 Financial Services 0.1 Metals & Mining 0.0 Common Stocks 94.9 Preferred Stocks 0.4 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.4 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 United States 80.7 Taiwan 8.2 China 4.9 Netherlands 3.1 Israel 2.0 Japan 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.7 Taiwan - 8.2 China - 4.9 Netherlands - 3.1 Israel - 2.0 Japan - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 22.3 Broadcom Inc 12.4 Marvell Technology Inc 7.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 7.4 Monolithic Power Systems Inc 4.9 Lam Research Corp 4.9 NXP Semiconductors NV 4.9 Micron Technology Inc 4.8 GlobalFoundries Inc 4.2 ON Semiconductor Corp 3.4 76.7
Fidelity Advisor Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class C
Trading Symbol	FHECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.79%
Net Assets	$ 197,504,178
Holdings Count | shares	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$197,504,178
Number of Holdings	34
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 34.2 Residential REITs 13.8 Industrial REITs 13.5 Retail REITs 13.4 Real Estate Management & Development 11.0 Health Care REITs 10.4 Office REITs 1.9 Hotel & Resort REITs 1.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equinix Inc 9.3 Prologis Inc 9.1 American Tower Corp 7.1 CBRE Group Inc Class A 7.0 Ventas Inc 6.3 Welltower Inc 4.1 Public Storage Operating Co 4.0 Crown Castle Inc 3.7 Sun Communities Inc 3.5 CubeSmart 3.4 57.5
Fidelity Advisor Global Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Real Estate Fund
Class Name	Fidelity Advisor® Global Real Estate Fund Class I
Trading Symbol	FWRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 5,940,414
Holdings Count | shares	77
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,940,414
Number of Holdings	77
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Residential REITs 20.3 Retail REITs 18.6 Specialized REITs 17.5 Industrial REITs 17.5 Real Estate Management & Development 11.8 Health Care REITs 9.5 Diversified REITs 3.6 Office REITs 0.5 Hotel & Resort REITs 0.4 Others 0.4 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 63.4 Japan 8.6 United Kingdom 7.7 Australia 5.7 Canada 2.8 Singapore 2.8 France 2.1 Sweden 1.9 Germany 1.5 Others 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.6 United Kingdom - 7.7 Australia - 5.7 Canada - 2.8 Singapore - 2.8 France - 2.1 Sweden - 1.9 Germany - 1.5 Others - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.1 Equinix Inc 6.7 Welltower Inc 5.1 Ventas Inc 3.2 Public Storage Operating Co 3.2 Kimco Realty Corp 3.2 Digital Realty Trust Inc 3.0 UDR Inc 2.9 Equity Residential 2.7 NNN REIT Inc 2.6 41.7
Fidelity Advisor Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class M
Trading Symbol	FHETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.30%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
Net Assets	$ 197,504,178
Holdings Count | shares	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$197,504,178
Number of Holdings	34
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 34.2 Residential REITs 13.8 Industrial REITs 13.5 Retail REITs 13.4 Real Estate Management & Development 11.0 Health Care REITs 10.4 Office REITs 1.9 Hotel & Resort REITs 1.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equinix Inc 9.3 Prologis Inc 9.1 American Tower Corp 7.1 CBRE Group Inc Class A 7.0 Ventas Inc 6.3 Welltower Inc 4.1 Public Storage Operating Co 4.0 Crown Castle Inc 3.7 Sun Communities Inc 3.5 CubeSmart 3.4 57.5
Fidelity Advisor Global Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Real Estate Fund
Class Name	Fidelity Advisor® Global Real Estate Fund Class Z
Trading Symbol	FIKKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 5,940,414
Holdings Count | shares	77
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,940,414
Number of Holdings	77
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Residential REITs 20.3 Retail REITs 18.6 Specialized REITs 17.5 Industrial REITs 17.5 Real Estate Management & Development 11.8 Health Care REITs 9.5 Diversified REITs 3.6 Office REITs 0.5 Hotel & Resort REITs 0.4 Others 0.4 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 63.4 Japan 8.6 United Kingdom 7.7 Australia 5.7 Canada 2.8 Singapore 2.8 France 2.1 Sweden 1.9 Germany 1.5 Others 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.6 United Kingdom - 7.7 Australia - 5.7 Canada - 2.8 Singapore - 2.8 France - 2.1 Sweden - 1.9 Germany - 1.5 Others - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.1 Equinix Inc 6.7 Welltower Inc 5.1 Ventas Inc 3.2 Public Storage Operating Co 3.2 Kimco Realty Corp 3.2 Digital Realty Trust Inc 3.0 UDR Inc 2.9 Equity Residential 2.7 NNN REIT Inc 2.6 41.7
Fidelity Advisor Global Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Real Estate Fund
Class Name	Fidelity Advisor® Global Real Estate Fund Class A
Trading Symbol	FWRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Net Assets	$ 5,940,414
Holdings Count | shares	77
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,940,414
Number of Holdings	77
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Residential REITs 20.3 Retail REITs 18.6 Specialized REITs 17.5 Industrial REITs 17.5 Real Estate Management & Development 11.8 Health Care REITs 9.5 Diversified REITs 3.6 Office REITs 0.5 Hotel & Resort REITs 0.4 Others 0.4 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 63.4 Japan 8.6 United Kingdom 7.7 Australia 5.7 Canada 2.8 Singapore 2.8 France 2.1 Sweden 1.9 Germany 1.5 Others 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.6 United Kingdom - 7.7 Australia - 5.7 Canada - 2.8 Singapore - 2.8 France - 2.1 Sweden - 1.9 Germany - 1.5 Others - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.1 Equinix Inc 6.7 Welltower Inc 5.1 Ventas Inc 3.2 Public Storage Operating Co 3.2 Kimco Realty Corp 3.2 Digital Realty Trust Inc 3.0 UDR Inc 2.9 Equity Residential 2.7 NNN REIT Inc 2.6 41.7
Fidelity Advisor Technology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class C
Trading Symbol	FTHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.67%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.67%
Net Assets	$ 7,062,612,586
Holdings Count | shares	91
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,062,612,586
Number of Holdings	91
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 40.1 Software 23.0 Technology Hardware, Storage & Peripherals 18.3 IT Services 6.2 Communications Equipment 3.6 Broadline Retail 1.9 Ground Transportation 1.4 Electronic Equipment, Instruments & Components 1.1 Entertainment 0.9 Others 0.5 Common Stocks 95.4 Preferred Stocks 1.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 1.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 91.1 China 3.4 Canada 2.3 Taiwan 2.1 Netherlands 0.9 India 0.2 Israel 0.0 Korea (South) 0.0 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 China - 3.4 Canada - 2.3 Taiwan - 2.1 Netherlands - 0.9 India - 0.2 Israel - 0.0 Korea (South) - 0.0 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.0 Apple Inc 16.2 Microsoft Corp 9.5 Marvell Technology Inc 4.9 Servicenow Inc 3.8 Cisco Systems Inc 3.6 NXP Semiconductors NV 3.3 ON Semiconductor Corp 2.7 Okta Inc Class A 2.5 Salesforce Inc 2.5 69.0
Fidelity Advisor Financials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class A
Trading Symbol	FAFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.01%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.01%
Net Assets	$ 671,241,607
Holdings Count | shares	68
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$671,241,607
Number of Holdings	68
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.0 Capital Markets 21.6 Financial Services 20.4 Insurance 17.6 Consumer Finance 7.0 Professional Services 1.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.4 United Kingdom 3.1 Puerto Rico 1.6 Grand Cayman (UK Overseas Ter) 0.5 Mexico 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 3.1 Puerto Rico - 1.6 Grand Cayman (UK Overseas Ter) - 0.5 Mexico - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 8.5 Wells Fargo & Co 6.5 Bank of America Corp 4.9 Citigroup Inc 4.4 Reinsurance Group of America Inc 3.7 Chubb Ltd 2.5 Morgan Stanley 2.4 Visa Inc Class A 2.2 Apollo Global Management Inc 2.2 Discover Financial Services 2.1 39.4
Fidelity Advisor Semiconductors Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class A
Trading Symbol	FELAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 2,973,473,888
Holdings Count | shares	49
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$2,973,473,888
Number of Holdings	49
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 91.2 Technology Hardware, Storage & Peripherals 3.0 Software 0.6 Electronic Equipment, Instruments & Components 0.4 Financial Services 0.1 Metals & Mining 0.0 Common Stocks 94.9 Preferred Stocks 0.4 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.4 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 United States 80.7 Taiwan 8.2 China 4.9 Netherlands 3.1 Israel 2.0 Japan 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.7 Taiwan - 8.2 China - 4.9 Netherlands - 3.1 Israel - 2.0 Japan - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 22.3 Broadcom Inc 12.4 Marvell Technology Inc 7.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 7.4 Monolithic Power Systems Inc 4.9 Lam Research Corp 4.9 NXP Semiconductors NV 4.9 Micron Technology Inc 4.8 GlobalFoundries Inc 4.2 ON Semiconductor Corp 3.4 76.7
Fidelity Advisor Utilities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class C
Trading Symbol	FUGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.74%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%
Net Assets	$ 1,133,336,068
Holdings Count | shares	31
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,133,336,068
Number of Holdings	31
Portfolio Turnover	82%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 61.6 Multi-Utilities 21.6 Independent Power and Renewable Electricity Producers 7.7 Gas Utilities 1.9 Electrical Equipment 0.8 Semiconductors & Semiconductor Equipment 0.3 Common Stocks 93.9 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 9.5 Duke Energy Corp 8.6 Constellation Energy Corp 6.7 Vistra Corp 5.4 Sempra 5.2 Exelon Corp 4.8 Entergy Corp 4.6 Ameren Corp 4.3 CenterPoint Energy Inc 3.9 Xcel Energy Inc 3.8 56.8
Fidelity Advisor Energy Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class Z
Trading Symbol	FIKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 1,104,516,823
Holdings Count | shares	38
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,104,516,823
Number of Holdings	38
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 83.9 Energy Equipment & Services 14.4 Independent Power and Renewable Electricity Producers 3.3 Machinery 1.2 Common Stocks 102.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 102.8 Short-Term Investments and Net Other Assets (Liabilities) - (2.8)% United States 84.5 Canada 12.0 United Kingdom 3.2 Norway 0.2 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.5 Canada - 12.0 United Kingdom - 3.2 Norway - 0.2 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.1 Cheniere Energy Inc 5.7 Chevron Corp 5.7 Energy Transfer LP 5.6 Cenovus Energy Inc 5.1 Schlumberger NV 4.6 Canadian Natural Resources Ltd 4.5 Marathon Petroleum Corp 4.4 Valero Energy Corp 3.6 Occidental Petroleum Corp 3.3 66.6
Fidelity Advisor Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class Z
Trading Symbol	FIKJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 197,504,178
Holdings Count | shares	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$197,504,178
Number of Holdings	34
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 34.2 Residential REITs 13.8 Industrial REITs 13.5 Retail REITs 13.4 Real Estate Management & Development 11.0 Health Care REITs 10.4 Office REITs 1.9 Hotel & Resort REITs 1.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equinix Inc 9.3 Prologis Inc 9.1 American Tower Corp 7.1 CBRE Group Inc Class A 7.0 Ventas Inc 6.3 Welltower Inc 4.1 Public Storage Operating Co 4.0 Crown Castle Inc 3.7 Sun Communities Inc 3.5 CubeSmart 3.4 57.5
Fidelity Advisor Financials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class I
Trading Symbol	FFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.74%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%
Net Assets	$ 671,241,607
Holdings Count | shares	68
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$671,241,607
Number of Holdings	68
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.0 Capital Markets 21.6 Financial Services 20.4 Insurance 17.6 Consumer Finance 7.0 Professional Services 1.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.4 United Kingdom 3.1 Puerto Rico 1.6 Grand Cayman (UK Overseas Ter) 0.5 Mexico 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 3.1 Puerto Rico - 1.6 Grand Cayman (UK Overseas Ter) - 0.5 Mexico - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 8.5 Wells Fargo & Co 6.5 Bank of America Corp 4.9 Citigroup Inc 4.4 Reinsurance Group of America Inc 3.7 Chubb Ltd 2.5 Morgan Stanley 2.4 Visa Inc Class A 2.2 Apollo Global Management Inc 2.2 Discover Financial Services 2.1 39.4
Fidelity Advisor Biotechnology Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class M
Trading Symbol	FBTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	1.21%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.21%
Net Assets	$ 1,535,128,609
Holdings Count | shares	87
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,535,128,609
Number of Holdings	87
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 95.7 Pharmaceuticals 2.5 Health Care Technology 0.3 Financial Services 0.2 Common Stocks 96.7 Preferred Stocks 2.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 2.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 87.4 Netherlands 6.0 Denmark 3.7 Canada 1.9 Belgium 0.7 China 0.2 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.4 Netherlands - 6.0 Denmark - 3.7 Canada - 1.9 Belgium - 0.7 China - 0.2 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AbbVie Inc 23.2 Regeneron Pharmaceuticals Inc 6.9 Amgen Inc 6.5 Alnylam Pharmaceuticals Inc 5.6 Argenx SE ADR 4.9 Vertex Pharmaceuticals Inc 4.1 Ascendis Pharma A/S ADR 3.7 Vaxcyte Inc 2.2 Gilead Sciences Inc 2.0 Viridian Therapeutics Inc 2.0 61.1
Fidelity Advisor Industrials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class A
Trading Symbol	FCLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 672,479,595
Holdings Count | shares	56
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$672,479,595
Number of Holdings	56
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 24.5 Machinery 22.1 Electrical Equipment 13.6 Ground Transportation 10.6 Building Products 10.3 Trading Companies & Distributors 6.8 Construction & Engineering 3.6 Commercial Services & Supplies 2.9 Professional Services 2.6 Others 2.0 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 6.7 GE Vernova Inc 5.6 Howmet Aerospace Inc 5.4 Parker-Hannifin Corp 4.5 Boeing Co 3.9 Ingersoll Rand Inc 3.8 Trane Technologies PLC 3.6 Union Pacific Corp 3.5 TransDigm Group Inc 3.5 Eaton Corp PLC 3.2 43.7
Fidelity Advisor Technology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class A
Trading Symbol	FADTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 7,062,612,586
Holdings Count | shares	91
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,062,612,586
Number of Holdings	91
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 40.1 Software 23.0 Technology Hardware, Storage & Peripherals 18.3 IT Services 6.2 Communications Equipment 3.6 Broadline Retail 1.9 Ground Transportation 1.4 Electronic Equipment, Instruments & Components 1.1 Entertainment 0.9 Others 0.5 Common Stocks 95.4 Preferred Stocks 1.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 1.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 91.1 China 3.4 Canada 2.3 Taiwan 2.1 Netherlands 0.9 India 0.2 Israel 0.0 Korea (South) 0.0 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 China - 3.4 Canada - 2.3 Taiwan - 2.1 Netherlands - 0.9 India - 0.2 Israel - 0.0 Korea (South) - 0.0 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.0 Apple Inc 16.2 Microsoft Corp 9.5 Marvell Technology Inc 4.9 Servicenow Inc 3.8 Cisco Systems Inc 3.6 NXP Semiconductors NV 3.3 ON Semiconductor Corp 2.7 Okta Inc Class A 2.5 Salesforce Inc 2.5 69.0
Fidelity Advisor Technology Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class M
Trading Symbol	FATEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Net Assets	$ 7,062,612,586
Holdings Count | shares	91
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$7,062,612,586
Number of Holdings	91
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 40.1 Software 23.0 Technology Hardware, Storage & Peripherals 18.3 IT Services 6.2 Communications Equipment 3.6 Broadline Retail 1.9 Ground Transportation 1.4 Electronic Equipment, Instruments & Components 1.1 Entertainment 0.9 Others 0.5 Common Stocks 95.4 Preferred Stocks 1.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 1.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 91.1 China 3.4 Canada 2.3 Taiwan 2.1 Netherlands 0.9 India 0.2 Israel 0.0 Korea (South) 0.0 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 China - 3.4 Canada - 2.3 Taiwan - 2.1 Netherlands - 0.9 India - 0.2 Israel - 0.0 Korea (South) - 0.0 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.0 Apple Inc 16.2 Microsoft Corp 9.5 Marvell Technology Inc 4.9 Servicenow Inc 3.8 Cisco Systems Inc 3.6 NXP Semiconductors NV 3.3 ON Semiconductor Corp 2.7 Okta Inc Class A 2.5 Salesforce Inc 2.5 69.0
Fidelity Advisor Energy Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class I
Trading Symbol	FANIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.72%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
Net Assets	$ 1,104,516,823
Holdings Count | shares	38
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,104,516,823
Number of Holdings	38
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 83.9 Energy Equipment & Services 14.4 Independent Power and Renewable Electricity Producers 3.3 Machinery 1.2 Common Stocks 102.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 102.8 Short-Term Investments and Net Other Assets (Liabilities) - (2.8)% United States 84.5 Canada 12.0 United Kingdom 3.2 Norway 0.2 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.5 Canada - 12.0 United Kingdom - 3.2 Norway - 0.2 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.1 Cheniere Energy Inc 5.7 Chevron Corp 5.7 Energy Transfer LP 5.6 Cenovus Energy Inc 5.1 Schlumberger NV 4.6 Canadian Natural Resources Ltd 4.5 Marathon Petroleum Corp 4.4 Valero Energy Corp 3.6 Occidental Petroleum Corp 3.3 66.6
Fidelity Advisor Health Care Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class M
Trading Symbol	FACTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Net Assets	$ 4,187,363,357
Holdings Count | shares	116
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,187,363,357
Number of Holdings	116
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 31.1 Biotechnology 25.0 Health Care Providers & Services 21.1 Pharmaceuticals 10.1 Life Sciences Tools & Services 9.6 Health Care Technology 2.8 Financial Services 0.1 Common Stocks 97.8 Preferred Stocks 2.0 Preferred Securities 0.2 Bonds 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 2.0 Preferred Securities - 0.2 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.5 Netherlands 3.4 Belgium 1.9 Denmark 1.4 Canada 0.9 United Kingdom 0.3 China 0.2 Germany 0.2 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 3.4 Belgium - 1.9 Denmark - 1.4 Canada - 0.9 United Kingdom - 0.3 China - 0.2 Germany - 0.2 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 11.6 Boston Scientific Corp 11.4 Eli Lilly & Co 5.0 Penumbra Inc 4.8 Danaher Corp 4.6 Masimo Corp 3.3 Insulet Corp 3.3 Stryker Corp 3.3 Argenx SE ADR 2.6 Thermo Fisher Scientific Inc 2.5 52.4
Fidelity Advisor Utilities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class Z
Trading Symbol	FIKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 1,133,336,068
Holdings Count | shares	31
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,133,336,068
Number of Holdings	31
Portfolio Turnover	82%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 61.6 Multi-Utilities 21.6 Independent Power and Renewable Electricity Producers 7.7 Gas Utilities 1.9 Electrical Equipment 0.8 Semiconductors & Semiconductor Equipment 0.3 Common Stocks 93.9 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 9.5 Duke Energy Corp 8.6 Constellation Energy Corp 6.7 Vistra Corp 5.4 Sempra 5.2 Exelon Corp 4.8 Entergy Corp 4.6 Ameren Corp 4.3 CenterPoint Energy Inc 3.9 Xcel Energy Inc 3.8 56.8